Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 4,124	$ 2,679	$ 7,285	$ 5,152
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	4,058	2,613	7,184	5,050
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	0	4	1	6
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 66	$ 62	$ 100	$ 96